UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-07443

Name of Registrant:	Vanguard Whitehall Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2008

Item 1:	Schedule of Investments

Vanguard International Explorer Fund

Schedule of Investments

As of July 31, 2008

		Shares	Market Value ($000)
Common Stocks (98.3%)
Australia (6.2%)
^	Iluka Resources Ltd.	3,697,351	16,649
^,*	United Group Ltd.	1,291,539	16,159
	Computershare Ltd.	1,826,918	14,895
	Sonic Healthcare Ltd.	1,069,035	13,910
	OneSteel Ltd.	1,709,405	10,834
^	James Hardie Industries NV	2,441,087	10,565
	Downer EDI Ltd.	1,574,308	10,174
^	Boral Ltd.	1,608,595	8,399
^,*	Transpacific Industries Group Ltd.	996,953	6,708
^,*	ResMed, Inc.	1,762,583	6,566
	Macquarie Infrastructure Group	2,510,350	6,033
			120,892
Austria (1.0%)
	Kapsch TrafficCom AG	270,000	11,137
	Schoeller-Bleckmann Oilfield Equipment AG	90,000	8,259
*	Rosenbauer International AG	13,117	596
			19,992
Belgium (0.6%)
*	EVS Broadcast Equipment SA	75,000	6,644
^	Sofina SA	50,000	5,505
			12,149
Brazil (1.3%)
	Redecard SA	1,198,757	22,119
	Lojas Americanas SA Pfd.	500,000	3,773
			25,892
Canada (1.8%)
	Niko Resources Ltd.	421,178	34,778
China (2.1%)
^	China Everbright Ltd.	5,118,000	9,433
^	China Molybdenum Co. Ltd.	8,382,000	6,798
	Jiangsu Expressway Co. Ltd. H Shares	8,000,000	6,737
^,*	China Eastern Airlines Corp. Ltd.	14,066,000	4,627
^	China Foods Ltd.	10,414,000	4,606
	Shenzhen Expressway Co. Ltd.	8,408,000	4,475
^	Huadian Power International Corp. Ltd.	11,898,000	3,343
			40,019
Finland (1.9%)
	YIT Oyj	1,550,000	26,400
	F-Secure Oyj	2,932,687	10,898
^	Teleste Oyj	87,488	599
			37,897
France (6.6%)
^	Groupe Bourbon SA	620,000	35,737
^	Saft Groupe SA	906,350	35,671

*	Alten	500,000	20,600
*	Store Promesses	420,000	8,669
^	Virbac SA	65,865	5,734
	Ipsen Promesses	100,000	5,340
^	Altamir Amboise	490,212	4,945
^	Sword Group	150,000	4,842
^	Guyenne et Gascogne SA	35,000	3,894
*	Meetic	83,615	1,506
	Les Nouveaux Constructeurs SA	167,493	974
^	Lisi	6,287	565
			128,477
Germany (6.7%)
	Rheinmetall AG	570,000	34,927
	MTU Aero Engines Holdings AG	790,000	24,405
	Bilfinger Berger AG	257,202	17,338
	Grenkeleasing AG	400,000	16,500
	Aareal Bank AG	610,000	14,677
^	IDS Scheer AG	490,000	7,216
	Hawesko Holding AG	131,737	4,754
	Eurokai KGAA Pfd.	45,000	4,156
*	Utimaco Safeware AG	126,859	2,770
	Steico AG	345,245	2,037
*	InVision Software AG	41,954	942
			129,722
Greece (3.3%)
*	Babis Vovos International	1,113,027	33,982
	Fourlis SA	585,000	15,545
	Jumbo S.A.	450,000	11,572
*	Frigoglass S.A.	63,768	1,325
	Hellenic Exchanges SA	86,762	1,221
	Postal Savings Bank	47,040	690
			64,335
Hong Kong (1.6%)
	MTR Corp.	2,637,500	8,560
	Hopewell Holdings Ltd.	2,163,000	7,759
	Agile Property Holdings, Inc.	6,010,000	5,596
	China Insurance International Holdings Co., Ltd.	1,926,000	4,384
	Hong Kong Aircraft & Engineering Co., Ltd.	275,200	3,789
			30,088
India (0.3%)
[1]	Infrastructure Development Finance Co Ltd. Warrants Exp. 1/20/10	2,000,000	4,350
[1]	Infrastructure Development Finance Co. Ltd. Warrants Exp. 8/4/08	500,000	1,080
			5,430
Indonesia (1.1%)
	PT Bank Central Asia Tbk	45,849,000	15,094
	PT Bank Rakyat Indonesia Tbk	10,000,000	6,629
			21,723

Ireland (1.7%)
	DCC PLC	1,400,000	33,096
Italy (4.6%)
	ACEA SpA	1,950,000	34,544
	Compagnie Industriali Riunite SpA	11,000,000	28,928
	Azimut Holding SpA	3,000,000	24,114
^	Antichi Pellettieri SpA	246,898	2,458
			90,044
Japan (14.2%)
	Nihon Parkerizing, Co., Ltd.	792,000	12,317
^	Musashi Seimitsu Industry Co., Ltd.	576,700	11,566
	Nifco Inc.	458,700	10,439
	Obic Co., Ltd.	53,510	9,748
^	Chugoku Marine Paints, Ltd.	1,400,000	9,606
^	Tsuruha Holdings, Inc.	286,500	9,516
	Daido Steel Co., Ltd.	1,807,000	9,444
	Dowa Mining Co., Ltd.	1,393,000	9,303
	Tsumura & Co.	349,500	9,265
	MISUMI Group Inc.	486,100	9,160
^	Daihatsu Deisel MFG, Co., Ltd.	773,000	8,615
	Aica Kogyo Co., Ltd.	922,800	8,244
^	Union Tool Co.	297,200	7,967
	Shinmaywa Industries, Ltd.	2,103,000	7,544
^	Nichi-Iko Pharmaceutical Co., Ltd.	273,000	7,426
	Sumida Corp.	511,100	7,299
^	Trusco Nakayama Corp.	455,900	6,797
	Nitta Corp.	359,000	6,775
	Nippon Thompson Co., Ltd.	1,096,000	6,413
	ARCS Co. Ltd.	434,000	6,195
^,*	Hisaka Works, Ltd.	293,000	6,109
	Sato Corp.	493,400	6,033
^	JSP Corp.	757,900	5,992
	Lintec Corp.	357,500	5,844
	Chiyoda Co., Ltd.	348,500	5,573
^	OSG Corp.	589,700	5,305
^	Nishimatsuya Chain Co., Ltd.	490,900	5,118
	H.I.S Co., Ltd.	350,600	5,067
	The Tokyo Tomin Bank, Ltd.	263,500	4,928
	Sumitomo Osaka Cement Co., Ltd.	2,867,000	4,826
	Furukawa-Sky Aluminum Corp.	1,881,000	4,729
	Exedy Corp.	212,900	4,708
	NAFCO Co., Ltd.	313,900	4,656
	Koito Manufacturing Co., Ltd.	328,000	4,369
	Tsutsumi Jewerly Co., Ltd.	213,500	4,265
^	Amano Corp.	454,000	3,787
	ICOM Inc.	154,200	3,464
	Ryosan Co., Ltd.	150,000	3,131
	Nidec Copal Corp.	226,000	2,658
	Fujikura Kasei Co., Ltd.	283,800	2,513
	Nishio Rent All Co. Ltd.	187,000	2,318

	Japan Aviation Electronics Industry, Ltd.	321,000	2,162
	The Minato Bank, Ltd.	1,064,000	2,054
	ALPHA Corp.	193,000	1,686
	DC Co., Ltd.	519,000	1,506
*	Dowa Mining Co., Ltd. Rights Exp. 1/29/10	2,300,000	771
			277,211
Netherlands (5.3%)
	Koninklijke Ten Cate NV	800,000	31,042
	Fugro NV	407,000	28,877
	Arcadis NV	840,000	18,788
	SBM Offshore NV	800,000	17,901
^,*	Smartrac NV	310,000	6,920
			103,528
New Zealand (0.3%)
^	Fisher & Paykel Healthcare Corp. Ltd.	3,147,782	6,456
Norway (0.5%)
^,*	Stepstone ASA	4,200,000	10,389
Philippines (1.0%)
	Semirara Mining, Corp.	11,089,100	14,001
	Aboitiz Equity Ventures Inc.	40,000,000	6,011
			20,012
Singapore (2.7%)
	ComfortDelGro Corp. Ltd.	8,666,000	9,854
	Sembcorp Industries Ltd.	2,965,000	9,696
	Suntec REIT	8,374,000	9,440
	SMRT Corp. Ltd.	6,251,000	8,105
	Singapore Exchange Ltd.	1,215,000	5,972
^	Yanlord Land Group Ltd.	3,820,000	5,303
	Jardine Cycle N Carriage Ltd.	395,000	4,988
			53,358
South Korea (3.4%)
	Samsung Engineering Co., Ltd.	134,347	10,376
	Kumkang Korea Chemical Co., Ltd.	21,288	9,134
	Samsung Corp.	143,141	7,732
	Dongkuk Steel Mill Co., Ltd.	149,899	7,315
*	Hite Brewery Co., Ltd.	35,329	6,458
	Lotte Shopping Co., Ltd.	20,574	6,080
	Daegu Bank	467,240	5,797
*	CJ Cheiljedang Corp.	19,035	4,383
	Hyundai Development Co.	86,333	3,994
	Samsung Techwin Co., Ltd.	79,827	2,843
	Hite Holdings Co., Ltd.	44,600	2,001
			66,113
Spain (3.2%)
	Red Electrica de Espana SA	650,000	39,120
	Enagas SA	900,000	23,212
			62,332
Sweden (3.9%)
	Swedish Match AB	1,800,000	35,661
^	Saab AB	1,280,000	32,225

	Transcom WorldWide SA	1,455,845	5,717
	Oriflame Cosmetics SA	50,000	3,235
			76,838
Switzerland (8.2%)
	BKW FMB Energie AG	260,000	32,195
	Helvetia Patria Holding AG	80,000	29,720
	Sika Finanz AG (Bearer)	21,000	27,124
	Bank Sarasin & Cie AG	500,000	22,704
	Schweizerhall Holding AG	72,553	15,236
	Geberit AG	100,000	12,721
	Jelmoli Holding AG	4,400	10,711
	Mobilezone Holding AG	1,100,000	7,547
	Compagnie Financiere Tradition	15,000	2,372
			160,330
Taiwan (0.4%)
	Synnex Technology International Corp.	3,064,600	6,733
Thailand (0.2%)
*	Bank of Ayudhya PLC (Foreign)	6,822,800	4,093
United Kingdom (14.2%)
*	Imperial Energy Corp. PLC	1,192,147	24,454
	Carillion PLC	4,000,000	22,405
	WS Atkins PLC	1,000,000	17,212
	Balfour Beatty PLC	1,700,000	13,276
*	Premier Oil PLC	481,503	12,347
	Meggitt PLC	3,135,875	12,243
	Babcock International Group PLC	1,000,000	11,927
	SIG PLC	1,300,000	11,320
	Ultra Electronics Holdings PLC	375,000	9,672
	National Express Group PLC	500,000	9,616
	Venture Production PLC	600,000	8,762
	Inchcape PLC	1,710,000	8,442
	The Go-Ahead Group PLC	243,964	8,219
*	Leo Capital PLC	6,150,108	7,514
	J.D. Wetherspoon PLC	1,775,000	7,390
*	Invensys PLC	1,273,874	7,094
	Shaftesbury PLC	850,000	6,701
	Homeserve PLC	200,000	5,810
	William Hill PLC	900,000	5,576
	Goldshield Group PLC	1,050,601	5,405
	Headlam Group PLC	900,000	5,329
	Findel PLC	1,600,000	5,105
	Speedy Hire PLC	640,000	5,065
	BPP Holdings PLC	600,000	4,756
	Derwent London PLC	200,000	4,334
	The Future Network PLC	7,200,000	3,997
*	CSR PLC	700,000	3,971
	Paragon Group Co. PLC	1,820,000	3,555
	RM PLC	1,000,000	3,371
	Quintain Estates & Development PLC	900,000	2,835
*	Chrysalis Group PLC	1,400,000	2,816

	Eco Animal Health Group PLC	1,431,484	2,652
	Nestor Healthcare Group PLC	3,020,445	2,569
	Forth Ports PLC	77,658	2,468
*	Concateno PLC	702,564	2,072
*	AEA Technology PLC	2,559,950	2,023
	Alexon Group plc	1,360,000	1,564
	Record PLC		583,333	1,231
	Helphire Group PLC		700,000	1,189
	Devro PLC		638,646	946
*	I-Mate PLC		2,100,000	212
*	Pinnacle Staffing Group PLC		723,983	26
*	AEA Technology PLC Rights Exp. 8/04/08		2,047,960	24
*	Carter & Carter Group PLC		129,770	—
				277,495
Total Common Stocks (Cost $1,782,174)				1,919,422
	Coupon		Shares	Market Value ($000
Temporary Cash Investment (7.7%)
[2]	Vanguard Market Liquidity Fund (Cost $150,598)	2.386%	150,598,111	150,598
Total Investments (106.0%) (Cost $1,932,772)				2,070,020
Other Assets and Liabilities-Net (-6.0%)				(116,828)
Net Assets (100%)				1,953,192

^	Part of security position is on loan to broker-dealers.
*	Non-income-producing security.
1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, the aggregate value of these securities was $5,430,000, representing 0.3% of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At July 31, 2008, the cost of investment securities for tax purposes was $1,957,384,000. Net unrealized appreciation of investment securities for tax purposes was $112,636,000, consisting of unrealized gains of $358,046,000 on securities that had risen in value since their purchase and $245,410,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	October 31, 2007		Proceeds from		July 31, 2008
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Saft Groupe SA	56,702	-	10,057	1,038	NA¹

	56,702			1,038	-

¹ At July 31, 2008, the security is still held but the issuer is no longer an affiliated company of the fund.

Vanguard Mid-Cap Growth Fund

Schedule of Investments

As of July 31, 2008

		Shares	Market Value ($000)
Common Stocks (92.6%)
Consumer Discretionary (10.3%)
	DeVry, Inc.	414,322	23,538
*	GameStop Corp. Class A	545,620	22,103
	Strayer Education, Inc.	52,553	11,703
*	Urban Outfitters, Inc.	344,705	11,379
*	Apollo Group, Inc. Class A	147,850	9,210
*	Chipotle Mexican Grill, Inc. Class B	138,370	8,858
*,^	Under Armour, Inc.	278,770	8,126
*	WMS Industries, Inc.	249,050	7,018
	Darden Restaurants Inc.	214,675	6,992
*	Penn National Gaming, Inc.	185,970	5,306
*	Discovery Holding Co. Class A	265,755	5,283
*	Morningstar, Inc.	70,776	4,456
*,^	Life Time Fitness, Inc.	58,597	1,746
			125,718
Consumer Staples (0.8%)
*,^	Hansen Natural Corp.	249,950	5,714
^	Whole Foods Market, Inc.	201,580	4,469
			10,183
Energy (11.2%)
	Smith International, Inc.	322,121	23,959
*	National Oilwell Varco Inc.	179,636	14,125
*	Superior Energy Services, Inc.	288,345	13,676
*	Ultra Petroleum Corp.	161,820	11,551
*	Southwestern Energy Co.	301,980	10,965
	Range Resources Corp.	198,470	9,638
	Helmerich & Payne, Inc.	145,600	8,609
*	IHS Inc. Class A	121,300	7,548
*	Forest Oil Corp.	121,300	6,918
	Cabot Oil & Gas Corp.	145,200	6,390
*	Pride International, Inc.	149,975	5,813
*	Oceaneering International, Inc.	95,515	5,792
*	FMC Technologies Inc.	82,900	5,122
	Pioneer Natural Resources Co.	85,850	5,104
*	Petrohawk Energy Corp.	66,600	2,219
			137,429
Exchange-Traded Funds (0.4%)
[1]	Vanguard Mid-Cap ETF	82,700	5,552
Financials (5.2%)
*	Affiliated Managers Group, Inc.	228,131	19,711
*	Interactive Brokers Group, Inc.	372,915	10,464
	Digital Realty Trust, Inc. REIT	232,745	9,987
	Lazard Ltd. Class A	220,035	8,980
*	Philadelphia Consolidated Holding Corp.	136,310	7,967
	Invesco, Ltd.	287,650	6,699
			63,808

Health Care (14.3%)
*	IDEXX Laboratories Corp.	290,202	15,526
*	Covance, Inc.	151,850	13,940
	C.R. Bard, Inc.	150,089	13,934
	Pharmaceutical Product Development, Inc.	350,438	13,366
*	St. Jude Medical, Inc.	273,050	12,719
*	Hologic, Inc.	664,060	12,265
*	Gen-Probe Inc.	216,270	11,532
*	DaVita, Inc.	180,220	10,065
*	Henry Schein, Inc.	178,345	9,552
*	Illumina, Inc.	83,320	7,769
	DENTSPLY International Inc.	172,200	6,931
*	Intuitive Surgical, Inc.	21,020	6,543
*	Inverness Medical Innovations, Inc.	181,000	6,102
*	Myriad Genetics, Inc.	91,130	6,060
*	Qiagen NV	309,840	5,822
	Brookdale Senior Living Inc.	359,260	5,482
*	Alexion Pharmaceuticals, Inc.	55,225	5,177
*	Healthways, Inc.	190,322	4,836
*	Cephalon, Inc.	55,425	4,055
*	United Therapeutics Corp.	27,550	3,124
			174,800
Industrials (21.0%)
	Fastenal Co.	483,137	23,606
	Precision Castparts Corp.	234,740	21,932
*	FTI Consulting, Inc.	292,662	20,826
	Roper Industries Inc.	340,260	20,817
*	McDermott International, Inc.	370,180	17,646
*	Stericycle, Inc.	272,590	16,287
	Ametek, Inc.	330,520	15,819
	Harsco Corp.	266,305	14,407
	J.B. Hunt Transport Services, Inc.	328,630	12,153
*	Corrections Corp. of America	419,794	11,767
*	Jacobs Engineering Group Inc.	149,325	11,549
	Rockwell Collins, Inc.	219,732	10,918
*	Quanta Services, Inc.	351,350	10,850
	The Dun & Bradstreet Corp.	100,197	9,683
	C.H. Robinson Worldwide Inc.	163,605	7,886
*	AerCap Holdings NV	440,818	6,727
	Flowserve Corp.	50,350	6,714
	Rockwell Automation, Inc.	139,200	6,196
	Expeditors International of Washington, Inc.	150,560	5,346
*,^	RSC Holdings Inc.	377,496	3,597
*,^	SunPower Corp. Class A	37,760	2,974
			257,700
Information Technology (25.1%)
*	Alliance Data Systems Corp.	375,005	24,057
*	Activision Blizzard, Inc.	571,994	20,580
*	Cognizant Technology Solutions Corp.	693,988	19,480
*	FLIR Systems, Inc.	474,656	19,337
	Amphenol Corp.	383,100	18,262
*	Iron Mountain, Inc.	549,750	15,943

*,^	VistaPrint Ltd.	556,750	14,347
	FactSet Research Systems Inc.	233,010	13,438
*	Silicon Laboratories Inc.	373,085	12,204
*	NetApp, Inc.	475,355	12,145
*	MICROS Systems, Inc.	381,646	12,091
*	Autodesk, Inc.	373,150	11,900
*	Citrix Systems, Inc.	424,560	11,310
*	Nuance Communications, Inc.	683,810	10,613
	Global Payments Inc.	211,450	9,365
*	Dolby Laboratories Inc.	195,880	7,970
*	Trimble Navigation Ltd.	239,772	7,960
*	Mettler-Toledo International Inc.	73,750	7,929
*	Broadcom Corp.	324,350	7,878
	Intersil Corp.	285,540	6,890
	Paychex, Inc.	195,492	6,436
*	ON Semiconductor Corp.	662,600	6,222
*	ANSYS, Inc.	131,425	6,030
*,^	Renesola Ltd. ADR	372,300	5,871
*	Marvell Technology Group Ltd.	393,475	5,820
*	F5 Networks, Inc.	173,360	5,053
	Western Union Co.	150,750	4,167
*	CommScope, Inc.	88,150	3,931
			307,229
Materials (2.6%)
	Ecolab, Inc.	401,980	17,968
	Airgas, Inc.	145,523	8,336
*	Intrepid Potash, Inc.	105,720	5,846
			32,150
Telecommunication Services (1.2%)
*	American Tower Corp. Class A	355,090	14,878
Utilities (0.5%)
*	American Water Works Co., Inc.	298,505	5,746
Total Common Stocks (Cost $1,062,270)			1,135,193
Temporary Cash Investments (9.4%)
Money Market Fund (9.2%)
[2]	Vanguard Market Liquidity Fund , 2.386%	112,120,305	112,120
		Face Amount ($000)
U.S. Government and Agency Obligations (0.2%)
[3,4]	Federal Home Loan Mortgage Corp. 2.105%, 8/25/08	3,000	2,996
Total Temporary Cash Investments (Cost 115,098)			115,116
Total Investments (102.0%) (Cost $1,177,368)			1,250,309
Other Assets and Liabilities-Net (-2.0%)			(24,705)
Net Assets (100%)			1,225,604

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
4	Securities with a value of $2,996,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At July 31, 2008, the cost of investment securities for tax purposes was $1,177,368,000. Net unrealized appreciation of investment securities for tax purposes was $72,941,000, consisting of unrealized gains of $159,070,000 on securities that had risen in value since their purchase and $86,129,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 96.6% and 5.4%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At July 31, 2008, the aggregate settlement value of open futures contracts expiring in September 2008 and the related unrealized appreciation (depreciation) were:

Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
E-mini NASDAQ 100 Index	261	9,676	(492)
S&P MidCap 400 Index	81	32,558	(2,867)
E-mini S&P MidCap 400 Index	82	6,593	15

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Selected Value Fund

Schedule of Investments

As of July 31, 2008

		Shares	Market Value ($000)
Common Stocks (88.7%)
Consumer Discretionary (12.4%)
	Family Dollar Stores, Inc.	3,271,000	76,214
	The Stanley Works	1,583,100	70,416
	Royal Caribbean Cruises, Ltd.	2,342,700	59,692
	Advance Auto Parts, Inc.	1,310,300	53,840
*	Hanesbrands Inc.	2,210,500	47,393
	Sherwin-Williams Co.	754,000	40,151
	Service Corp. International	2,640,500	25,270
^	Dillard's Inc.	2,451,900	24,789
*	Office Depot, Inc.	1,953,800	13,286
^	Idearc Inc.	3,011,800	3,945
			414,996
Consumer Staples (6.2%)
*	Lorillard, Inc.	1,292,100	86,713
	Reynolds American Inc.	1,463,700	81,718
	UST, Inc.	785,100	41,304
			209,735
Energy (7.8%)
	El Paso Corp.	5,119,800	91,798
	Murphy Oil Corp.	1,102,200	87,878
	Venture Production PLC	2,975,700	43,456
	Overseas Shipholding Group Inc.	472,900	37,241
			260,373
Financials (18.4%)
	People's United Financial Inc.	5,312,397	90,204
	Annaly Mortgage Management Inc. REIT	5,677,400	85,558
	Unum Group	3,537,900	85,476
^,1	First Industrial Realty Trust REIT	2,662,500	66,003
	Willis Group Holdings Ltd.	1,884,000	58,913
	CNA Financial Corp.	2,177,300	58,112
	Axis Capital Holdings Ltd.	1,648,000	52,209
	CIT Group Inc.	3,912,600	33,179
	New York Community Bancorp, Inc.	1,486,300	24,702
	American Financial Group, Inc.	629,600	18,240
	IPC Holdings Ltd.	548,300	17,600
	American National Insurance Co.	128,209	12,116
^	National City Corp.	2,091,900	9,895
	XL Capital Ltd. Class A	280,500	5,018
			617,225
Health Care (9.2%)
	Omnicare, Inc.	2,998,200	88,267
*	Coventry Health Care Inc.	1,808,900	63,981
	Quest Diagnostics, Inc.	1,074,700	57,131
	CIGNA Corp.	1,407,000	52,087

	Hill-Rom Holdings, Inc.		1,659,975	46,629
				308,095
Industrials (15.7%)
	Avery Dennison Corp.		1,892,800	83,302
	L-3 Communications Holdings, Inc.		775,000	76,485
	Ryder System, Inc.		1,115,800	73,598
	Air France KLM ADR		2,902,155	72,409
	Goodrich Corp.		1,390,700	68,339
	ITT Industries, Inc.		976,900	65,413
	Eaton Corp.		911,800	64,774
	Pitney Bowes, Inc.		761,700	24,139
				528,459
Information Technology (5.1%)
*	Computer Sciences Corp.		1,696,500	80,363
*	Flextronics International Ltd.		6,362,009	56,813
*	Semiconductor Manufacturing International Corp. ADR		4,626,200	12,491
*,^	Qimonda AG ADR		5,781,964	10,407
*	Micron Technology, Inc.		1,697,877	8,201
*	Spansion Inc. Class A		1,292,500	2,960
				171,235
Materials (2.6%)
*	Domtar Corp.		10,335,800	58,914
	Ashland, Inc.		704,496	29,427
				88,341
Utilities (11.3%)
	Pinnacle West Capital Corp.		3,470,000	116,488
	Xcel Energy, Inc.		3,672,800	73,676
	MDU Resources Group, Inc.		2,227,400	71,076
	CenterPoint Energy Inc.		3,859,000	60,856
*	Reliant Energy, Inc.		2,646,200	47,923
	Puget Energy, Inc.		346,751	9,550
				379,569
Total Common Stocks (Cost $3,062,065)				2,978,028
Temporary Cash Investments (12.0%)
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.6%)

[2,3]	Federal Home Loan Bank	2.432%	10/15/08	10,000	9,950
[2,3]	Federal National Mortgage Assn.	2.124%	8/1/08	10,000	10,000
					19,950

		Coupon	Shares	Market Value ($000)
Money Market Fund (11.4%)
[4]	Vanguard Market Liquidity Fund	2.386%	383,519,404	383,519
Total Temporary Cash Investments (Cost $403,469)				403,469
Total Investments (100.7%) (Cost $3,465,534)				3,381,497
Other Assets and Liabilities-Net (-0.7%)				(22,872)
Net Assets (100%)				3,358,625

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
3	Securities with a value of $19,950,000 have been segregated as initial margin for open futures contracts.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At July 31, 2008, the cost of investment securities for tax purposes was $3,465,534,000. Net unrealized depreciation of investment securities for tax purposes was $84,037,000, consisting of unrealized gains of $536,813,000 on securities that had risen in value since their purchase and $620,850,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 91.8% and 8.9%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At July 31, 2008, the aggregate settlement value of open futures contracts expiring in September 2008 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index	949	60,124	376
S&P 500 Index	141	44,665	(3,201)
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	October 31, 2007		Proceeds from		July 31, 2008
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
First Industrial Realty Trust REIT	110,282	10,841	12,061	1,389	66,003
The South Financial Group, Inc.	78,750	-	31,287	1,959	-
	189,032			3,348	66,003

Vanguard High Dividend Yield Index

Schedule of Investments

As of July 31, 2008

	Shares	Market Value ($000)
Common Stocks (99.9%)
Consumer Discretionary (5.9%)
McDonald's Corp.	43,423	2,596
Home Depot, Inc.	64,685	1,541
Carnival Corp.	17,944	663
CBS Corp.	23,887	391
Harley-Davidson, Inc.	9,077	344
Fortune Brands, Inc.	5,865	336
H & R Block, Inc.	12,296	299
VF Corp.	4,176	299
Mattel, Inc.	13,898	279
Genuine Parts Co.	6,309	253
Sherwin-Williams Co.	4,588	244
General Motors Corp.	21,827	242
Whirlpool Corp.	2,926	222
Limited Brands, Inc.	13,162	217
Hasbro, Inc.	5,360	208
Darden Restaurants Inc.	5,362	175
Newell Rubbermaid, Inc.	10,487	173
Eastman Kodak Co.	11,110	163
Gannett Co., Inc.	8,760	159
Black & Decker Corp.	2,309	139
The Stanley Works	3,048	136
D. R. Horton, Inc.	12,135	135
Leggett & Platt, Inc.	6,493	127
Family Dollar Stores, Inc.	5,322	124
Snap-On Inc.	2,187	123
Autoliv, Inc.	2,749	107
Tupperware Brands Corp.	2,379	93
Foot Locker, Inc.	6,117	92
Gentex Corp.	5,430	84
Regal Entertainment Group Class A	4,933	82
Brinker International, Inc.	3,849	71
New York Times Co. Class A	5,355	67
Lennar Corp. Class A	5,037	61
KB Home	3,287	58
Jones Apparel Group, Inc.	3,424	57
Choice Hotels International, Inc.	2,305	57
Polaris Industries, Inc.	1,317	56
MDC Holdings, Inc.	1,325	55
Hillenbrand Inc.	2,309	53
Brunswick Corp.	3,365	43
Pool Corp.	1,870	41
ArvinMeritor, Inc.	2,831	39
OfficeMax, Inc.	2,849	36
The Buckle, Inc.	548	28

	Ethan Allen Interiors, Inc.	1,107	28
	Warner Music Group Corp.	3,299	28
	Furniture Brands International Inc.	2,053	24
	Belo Corp. Class A	3,164	22
*	Domino's Pizza, Inc.	1,622	21
	CBRL Group, Inc.	866	21
	Cooper Tire & Rubber Co.	2,268	21
	Modine Manufacturing Co.	1,177	21
	National CineMedia Inc.	1,543	20
	Jackson Hewitt Tax Service Inc.	1,241	19
	Cato Corp. Class A	1,006	18
	Group 1 Automotive, Inc.	823	16
	The Pep Boys (Manny, Moe & Jack)	2,117	16
	DineEquity, Inc.	663	15
	Superior Industries International, Inc.	891	15
	Sauer-Danfoss, Inc.	495	15
	Blyth, Inc.	946	14
	Circuit City Stores, Inc.	6,747	14
	La-Z-Boy Inc.	1,783	13
	Oxford Industries, Inc.	606	13
	Winnebago Industries, Inc.	972	12
	National Presto Industries, Inc.	173	12
	Ruby Tuesday, Inc.	1,775	12
	Borders Group, Inc.	2,465	12
	Asbury Automotive Group, Inc.	1,216	12
	The Marcus Corp.	733	12
	Sonic Automotive, Inc.	1,133	11
	Talbots Inc.	808	11
	Sealy Corp.	1,563	11
	Triarc Cos., Inc. Class B	1,904	11
	Ambassadors Group, Inc.	670	10
	Media General, Inc. Class A	773	10
	Journal Communications, Inc.	2,048	10
	Beazer Homes USA, Inc.	1,348	8
	The McClatchy Co. Class A	1,954	8
	Standard Pacific Corp.	2,498	8
	American Axle & Manufacturing Holdings, Inc.	1,396	8
	Idearc Inc.	5,287	7
	Entercom Communications Corp.	1,106	7
	Skyline Corp.	259	7
	Sinclair Broadcast Group, Inc.	840	6
	Big 5 Sporting Goods Corp.	760	6
	Brookfield Homes Corp.	455	6
*	Tuesday Morning Corp.	1,388	5
	Stein Mart, Inc.	1,093	5
	Lee Enterprises, Inc.	1,382	4
	Triarc Cos., Inc. Class A	744	4
	Marine Products Corp.	520	4
	AH Belo Corp.	632	3
	Lithia Motors, Inc.	706	3
	Monaco Coach Corp.	1,402	3

*	Standard Pacific Corp. Rights Exp. 08/22/08	2,498	1
			11,391
Consumer Staples (16.4%)
	The Procter & Gamble Co.	117,891	7,719
	The Coca-Cola Co.	88,693	4,568
	Philip Morris International Inc.	80,195	4,142
	Anheuser-Busch Cos., Inc.	27,316	1,851
	Kraft Foods Inc.	58,075	1,848
	Altria Group, Inc.	80,195	1,632
	Colgate-Palmolive Co.	19,668	1,461
	Kimberly-Clark Corp.	16,099	931
	General Mills, Inc.	12,886	830
	Avon Products, Inc.	16,311	692
	Sysco Corp.	23,067	654
	H.J. Heinz Co.	12,102	610
	Kellogg Co.	10,921	579
	Wm. Wrigley Jr. Co.	6,201	490
	Reynolds American Inc.	8,451	472
*	Lorillard, Inc.	6,634	445
	ConAgra Foods, Inc.	18,873	409
	Campbell Soup Co.	10,954	399
	Sara Lee Corp.	27,391	374
	UST, Inc.	5,668	298
	The Clorox Co.	5,282	288
	The Hershey Co.	6,478	238
	SuperValu Inc.	8,240	211
	McCormick & Co., Inc.	4,351	174
	Flowers Foods, Inc.	3,540	106
	J.M. Smucker Co.	2,124	104
	Universal Corp. (VA)	1,036	53
	Nu Skin Enterprises, Inc.	1,840	30
	Lancaster Colony Corp.	804	26
	Lance, Inc.	1,210	22
	Nash-Finch Co.	512	20
	WD-40 Co.	579	20
	Vector Group Ltd.	1,046	19
	Weis Markets, Inc.	491	19
	Reddy Ice Holdings, Inc.	848	11
	Farmer Brothers, Inc.	382	10
	Alico, Inc.	172	7
			31,762
Energy (6.6%)
	Chevron Corp.	79,235	6,700
	ConocoPhillips Co.	59,087	4,823
	Spectra Energy Corp.	24,028	653
	Patterson-UTI Energy, Inc.	5,923	168
	Teekay Shipping Corp.	2,051	90
	Ship Finance International Ltd.	2,012	60
	Copano Energy LLC	1,762	55
	Nordic American Tanker Shipping Ltd.	1,309	52
	Crosstex Energy, Inc.	1,308	42
	Tsakos Energy Navigation Ltd.	1,137	39
	General Maritime Corp.	930	25

	Knightsbridge Tankers Ltd.	662	21
			12,728
Financials (22.5%)
	Bank of America Corp.	174,851	5,753
	JPMorgan Chase & Co.	129,660	5,268
	Citigroup, Inc.	206,262	3,855
	Wells Fargo & Co.	126,515	3,830
	U.S. Bancorp	66,732	2,043
	Morgan Stanley	42,413	1,674
	Bank of New York Mellon Corp.	43,900	1,558
	Wachovia Corp.	82,730	1,429
	The Travelers Cos., Inc.	23,170	1,022
	Merrill Lynch & Co., Inc.	37,649	1,003
	The Allstate Corp.	21,120	976
	PNC Financial Services Group	13,215	942
	The Hartford Financial Services Group Inc.	12,117	768
	The Chubb Corp.	14,004	673
	BB&T Corp.	21,085	591
	Marsh & McLennan Cos., Inc.	19,660	555
	SunTrust Banks, Inc.	13,333	547
	Lincoln National Corp.	9,903	472
	Fannie Mae	40,833	470
	Hudson City Bancorp, Inc.	19,921	364
	Washington Mutual, Inc.	64,945	346
	Fifth Third Bancorp	22,072	308
*	SLM Corp.	17,902	307
	M & T Bank Corp.	4,221	297
	Regions Financial Corp.	26,678	253
	Sovereign Bancorp, Inc.	24,530	234
	Safeco Corp.	3,470	230
	People's United Financial Inc.	13,201	224
	New York Community Bancorp, Inc.	13,156	219
	Freddie Mac	24,855	203
	KeyCorp	18,750	198
	Axis Capital Holdings Ltd.	5,776	183
	Cincinnati Financial Corp.	6,244	174
	Comerica, Inc.	5,838	168
*	American Capital Ltd.	7,694	156
	Marshall & Ilsley Corp.	10,028	152
	PartnerRe Ltd.	2,105	148
	National City Corp.	28,710	136
	Willis Group Holdings Ltd.	4,138	129
	Synovus Financial Corp.	12,756	121
	XL Capital Ltd. Class A	6,732	120
	Commerce Bancshares, Inc.	2,707	118
	Zions Bancorp	4,019	118
	Cullen/Frost Bankers, Inc.	2,206	116
	UnionBanCal Corp.	2,158	116
	Fidelity National Financial, Inc. Class A	8,237	110
	Waddell & Reed Financial, Inc.	3,273	109
	Valley National Bancorp	4,970	98
	Huntington Bancshares Inc.	13,952	98

	Federated Investors, Inc.	2,905	95
	Bank of Hawaii Corp.	1,879	95
	Protective Life Corp.	2,618	94
	CIT Group Inc.	11,054	94
	Allied Capital Corp.	6,697	92
	Old Republic International Corp.	8,740	92
	City National Corp.	1,827	90
	Arthur J. Gallagher & Co.	3,517	89
	First American Corp.	3,436	87
	Jefferies Group, Inc.	4,548	86
	Astoria Financial Corp.	3,803	85
	Apollo Investment Corp.	5,292	84
	Aspen Insurance Holdings Ltd.	3,291	84
	Nationwide Financial Services, Inc.	1,730	80
	Associated Banc-Corp.	4,749	79
	Fulton Financial Corp.	6,892	73
	Popular, Inc.	10,518	72
	BancorpSouth, Inc.	3,290	70
	Endurance Specialty Holdings Ltd.	2,248	69
	IPC Holdings Ltd.	2,107	68
	First Horizon National Corp.	6,937	65
	Washington Federal Inc.	3,452	64
	TCF Financial Corp.	4,910	63
	MBIA, Inc.	10,321	61
	FirstMerit Corp.	3,107	61
	First Niagara Financial Group, Inc.	4,352	61
	Wilmington Trust Corp.	2,540	60
	Westamerica Bancorporation	1,134	59
	NewAlliance Bancshares, Inc.	4,325	56
	Hancock Holding Co.	1,233	55
	Mercury General Corp.	1,053	53
	Whitney Holdings Corp.	2,572	53
	Unitrin, Inc.	1,868	52
	Colonial BancGroup, Inc.	7,579	50
	International Bancshares Corp.	2,037	50
^	Greenhill & Co., Inc.	793	49
	Susquehanna Bancshares, Inc.	3,269	47
	Glacier Bancorp, Inc.	2,158	47
	State Auto Financial Corp.	1,597	46
	Selective Insurance Group	2,061	45
	National Penn Bancshares Inc.	3,179	43
	United Bankshares, Inc.	1,603	40
	Harleysville Group, Inc.	1,114	40
	Old National Bancorp	2,574	39
	Trustmark Corp.	2,145	39
	CVB Financial Corp.	3,367	38
	Webster Financial Corp.	1,918	38
	First Midwest Bancorp, Inc.	1,822	37
	Capitol Federal Financial	914	37
	S & T Bancorp, Inc.	1,083	36
	Erie Indemnity Co. Class A	818	36
	F.N.B. Corp.	3,142	36

Zenith National Insurance Corp.	1,015	35
Park National Corp.	553	35
First Financial Bankshares, Inc.	752	35
First Commonwealth Financial Corp.	3,004	34
Umpqua Holdings Corp.	2,472	34
Provident Financial Services Inc.	2,188	32
MB Financial, Inc.	1,274	32
NBT Bancorp, Inc.	1,245	31
First BanCorp Puerto Rico	3,497	31
Safety Insurance Group, Inc.	663	28
American National Insurance Co.	295	28
Ambac Financial Group, Inc.	10,521	27
IBERIABANK Corp.	510	26
City Holding Co.	572	25
Chemical Financial Corp.	942	25
Financial Federal Corp.	1,077	25
Community Bank System, Inc.	1,050	25
TrustCo Bank NY	2,806	25
Pacific Capital Bancorp	1,825	24
WesBanco, Inc.	987	22
Brookline Bancorp, Inc.	2,256	22
Dime Community Bancshares	1,248	21
First Busey Corp.	1,468	21
United Community Banks, Inc.	1,957	21
United Fire & Casualty Co.	760	21
Community Trust Bancorp Inc.	664	20
Horace Mann Educators Corp.	1,471	20
Frontier Financial Corp.	1,755	20
PacWest Bancorp	1,028	19
Harleysville National Corp.	1,300	19
Independent Bank Corp. (MA)	711	19
Student Loan Corp.	166	18
SWS Group, Inc.	954	18
Northwest Bancorp, Inc.	637	17
Flushing Financial Corp.	932	16
S.Y. Bancorp, Inc.	621	16
The South Financial Group, Inc.	2,605	16
First Source Corp.	670	16
Simmons First National Corp.	511	15
Oriental Financial Group Inc.	863	15
Advance America, Cash Advance Centers, Inc.	2,724	15
First Community Bancshares, Inc.	402	14
Washington Trust Bancorp, Inc.	587	14
Renasant Corp.	782	14
MCG Capital Corp.	2,879	14
First Financial Corp. (IN)	366	14
First Merchants Corp.	641	13
Sterling Financial Corp.	1,768	13
Presidential Life Corp.	772	12
Central Pacific Financial Co.	1,071	12
First Financial Bancorp	1,014	11
Sandy Spring Bancorp, Inc.	685	11

	Capital City Bank Group, Inc.	476	11
	Arrow Financial Corp.	488	11
	First Bancorp (NC)	689	11
	Tompkins Trustco, Inc.	252	11
	Provident Bankshares Corp.	1,162	11
	First Financial Holdings, Inc.	528	11
	Cohen & Steers, Inc.	408	10
	Bank Mutual Corp.	864	10
	Citizens Banking Corp.	3,000	10
	Suffolk Bancorp	302	10
	Wilshire Bancorp Inc.	753	9
	Columbia Banking System, Inc.	610	9
	Sterling Bancorp	651	9
	Lakeland Bancorp, Inc.	747	9
	Advanta Corp. Class B	1,039	8
	Stewart Information Services Corp.	440	8
	Cascade Bancorp	974	7
	Camden National Corp.	229	7
	Nelnet, Inc.	652	7
	Peoples Bancorp, Inc.	380	7
	LandAmerica Financial Group, Inc.	568	7
	Anchor Bancorp Wisconsin Inc.	895	6
	Hanmi Financial Corp.	1,208	6
	Old Second Bancorp, Inc.	415	6
	Baldwin & Lyons, Inc. Class B	297	6
	Capitol Bancorp Ltd.	474	6
	Integra Bank Corp.	809	6
	Kansas City Life Insurance Co.	122	6
	Seacoast Banking Corp. of Florida	727	6
	West Coast Bancorp	539	6
	Amcore Financial, Inc.	947	6
	Santander BanCorp	521	6
	Corus Bankshares Inc.	1,440	6
	Great Southern Bancorp, Inc.	526	6
	Midwest Banc Holdings, Inc.	958	5
	Banner Corp.	538	5
	City Bank Lynnwood (WA)	539	5
	The First Marblehead Corp.	1,928	5
	Flagstar Bancorp, Inc.	1,084	5
	Independent Bank Corp. (MI)	828	4
*	Guaranty Financial Group, Inc.	1,227	4
	Advanta Corp. Class A	418	3
	BankAtlantic Bancorp, Inc. Class A	1,819	2
	Irwin Financial Corp.	208	1
			43,632
Health Care (12.5%)
	Johnson & Johnson	107,958	7,392
	Pfizer Inc.	261,632	4,885
	Abbott Laboratories	59,111	3,330
	Merck & Co., Inc.	82,228	2,705
	Wyeth	51,377	2,082
	Eli Lilly & Co.	43,268	2,038

Bristol-Myers Squibb Co.	75,325	1,591
Owens & Minor, Inc. Holding Co.	1,555	71
Hill-Rom Holdings, Inc.	2,309	65
Mentor Corp.	1,296	32
Brookdale Senior Living Inc.	1,986	30
Landauer, Inc.	399	26
Datascope Corp.	495	23
LCA-Vision Inc.	681	4
Computer Programs and Systems, Inc.	147	4
		24,278
Industrials (14.0%)
General Electric Co.	382,524	10,822
3M Co.	27,109	1,908
United Parcel Service, Inc.	26,126	1,648
Caterpillar, Inc.	23,551	1,637
Emerson Electric Co.	30,157	1,469
Honeywell International Inc.	28,669	1,458
Norfolk Southern Corp.	14,431	1,038
Illinois Tool Works, Inc.	20,055	940
Raytheon Co.	16,232	924
Northrop Grumman Corp.	13,137	885
Waste Management, Inc.	18,999	675
PACCAR, Inc.	14,018	590
Eaton Corp.	6,336	450
Pitney Bowes, Inc.	7,989	253
Masco Corp.	13,852	228
Republic Services, Inc. Class A	6,968	226
R.R. Donnelley & Sons Co.	8,213	219
Avery Dennison Corp.	4,124	181
The Timken Co.	3,664	121
Teleflex Inc.	1,508	92
Genco Shipping and Trading Ltd.	1,190	81
Hubbell Inc. Class B	1,851	78
GATX Corp.	1,707	78
Alexander & Baldwin, Inc.	1,624	70
Diana Shipping Inc.	2,126	65
Baldor Electric Co.	1,778	61
Otter Tail Corp.	1,199	54
Eagle Bulk Shipping Inc.	1,808	53
Seaspan Corp.	2,143	51
The Corporate Executive Board Co.	1,322	50
Applied Industrial Technology, Inc.	1,680	45
Watsco, Inc.	897	45
HNI Corp.	1,760	38
Barnes Group, Inc.	1,668	38
ABM Industries Inc.	1,433	34
Arkansas Best Corp.	914	34
Mine Safety Appliances Co.	978	32
Knoll, Inc.	1,919	30
Federal Signal Corp.	1,999	29
NACCO Industries, Inc. Class A	281	28
Deluxe Corp.	1,909	27

	Healthcare Services Group, Inc.	1,543	26
	Aircastle Ltd.	2,218	24
	A.O. Smith Corp.	599	24
	McGrath RentCorp	826	24
	Briggs & Stratton Corp.	1,741	24
	Steelcase Inc.	2,311	23
	Pacer International, Inc.	921	22
	Kelly Services, Inc. Class A	1,128	21
	Ennis, Inc.	1,046	16
	TAL International Group, Inc.	568	14
	CDI Corp.	520	11
	Kimball International, Inc. Class B	925	10
	Horizon Lines Inc.	832	10
	Wabash National Corp.	1,044	10
	Standex International Corp.	405	9
	Vicor Corp.	765	8
	Courier Corp.	432	7
	The Standard Register Co.	816	7
	Lawson Products, Inc.	218	6
	Xerium Technologies Inc.	1,121	5
			27,086
Information Technology (1.4%)
	Automatic Data Processing, Inc.	20,026	855
	Paychex, Inc.	13,919	458
	Analog Devices, Inc.	11,092	339
	Xilinx, Inc.	10,882	270
	Linear Technology Corp.	8,529	265
	Microchip Technology, Inc.	7,255	232
	Diebold, Inc.	2,455	91
	Acxiom Corp.	2,826	36
	Quality Systems, Inc.	846	28
	Imation Corp.	1,377	26
	United Online, Inc.	1,938	21
	Nam Tai Electronics, Inc.	1,105	13
	Electro Rent Corp.	671	9
*	infoGROUP, Inc.	1,429	7
			2,650
Materials (5.1%)
	E.I. du Pont de Nemours & Co.	34,441	1,509
	Freeport-McMoRan Copper & Gold, Inc. Class B	14,619	1,414
	Dow Chemical Co.	35,994	1,199
	Alcoa Inc.	31,200	1,053
	Nucor Corp.	11,993	686
	International Paper Co.	16,424	455
	Weyerhaeuser Co.	8,022	429
	Rohm & Haas Co.	5,631	422
	PPG Industries, Inc.	6,333	384
	Southern Peru Copper Corp. (U.S. Shares)	10,235	284
	Vulcan Materials Co.	4,232	272
	MeadWestvaco Corp.	6,747	181
	Eastman Chemical Co.	2,961	178
	Lubrizol Corp.	2,678	133

	Sonoco Products Co.	3,824	125
	Bemis Co., Inc.	3,805	107
	Ashland, Inc.	2,357	99
	RPM International, Inc.	4,593	94
	Olin Corp.	2,871	85
	Valspar Corp.	3,885	84
	Packaging Corp. of America	2,972	76
	Compass Minerals International, Inc.	896	68
	Temple-Inland Inc.	4,085	66
	Cabot Corp.	2,454	66
	Chemtura Corp.	9,327	61
	Sensient Technologies Corp.	1,904	59
	Worthington Industries, Inc.	2,986	53
	Eagle Materials, Inc.	1,590	40
	Ferro Corp.	1,761	38
	Louisiana-Pacific Corp.	4,082	35
	Arch Chemicals, Inc.	954	31
	AMCOL International Corp.	891	28
	A. Schulman Inc.	1,119	26
	Glatfelter	1,558	23
	Valhi, Inc.	787	18
	Wausau Paper Corp.	1,872	17
	Greif Inc. Class B Shares	304	16
	Stepan Co.	240	14
	Schweitzer-Mauduit International, Inc.	679	13
	Spartech Corp.	1,116	11
	Georgia Gulf Corp.	1,183	3
	NL Industries, Inc.	169	2
	Tronox Inc. Class B	789	1
	Tronox Inc.	638	1
			9,959
Telecommunication Services (5.9%)
	AT&T Inc.	227,584	7,012
	Verizon Communications Inc.	109,200	3,717
	Embarq Corp.	5,675	260
	Windstream Corp.	17,311	206
*	Frontier Communications Corp.	12,510	145
	NTELOS Holdings Corp.	1,153	27
	FairPoint Communications, Inc.	3,514	24
	Alaska Communications Systems Holdings, Inc.	1,808	23
	Iowa Telecommunications Services Inc.	820	15
	SureWest Communications	641	6
*	IDT Corp. Class B	1,521	3
*	IDT Corp.	393	1
			11,439
Utilities (9.6%)
	Exelon Corp.	25,282	1,988
	Southern Co.	29,390	1,040
	FPL Group, Inc.	15,489	999
	Dominion Resources, Inc.	22,084	976
	FirstEnergy Corp.	11,709	861
	Duke Energy Corp.	47,868	842

Public Service Enterprise Group, Inc.	19,438	813
Entergy Corp.	7,398	791
PPL Corp.	14,264	670
American Electric Power Co., Inc.	15,263	603
Edison International	12,466	603
Constellation Energy Group, Inc.	6,843	569
Sempra Energy	9,632	541
PG&E Corp.	13,693	528
Progress Energy, Inc.	9,987	423
Consolidated Edison Inc.	10,423	414
Xcel Energy, Inc.	16,471	330
Ameren Corp.	8,032	330
Equitable Resources, Inc.	4,988	261
DTE Energy Co.	6,246	256
MDU Resources Group, Inc.	6,981	223
Wisconsin Energy Corp.	4,470	202
CenterPoint Energy Inc.	12,520	197
Pepco Holdings, Inc.	7,739	193
ONEOK, Inc.	3,979	181
NiSource, Inc.	10,503	179
SCANA Corp.	4,507	163
National Fuel Gas Co.	3,135	156
Energy East Corp.	6,142	153
Northeast Utilities	5,942	149
TECO Energy, Inc.	8,012	149
Integrys Energy Group, Inc.	2,879	147
Alliant Energy Corp.	4,246	137
Puget Energy, Inc.	4,896	135
NSTAR	4,071	130
Pinnacle West Capital Corp.	3,802	128
Great Plains Energy, Inc.	4,441	112
OGE Energy Corp.	3,419	112
UGI Corp. Holding Co.	3,988	108
AGL Resources Inc.	2,900	100
ITC Holdings Corp.	1,866	97
Atmos Energy Corp.	3,424	91
Westar Energy, Inc.	4,013	89
Vectren Corp.	2,864	84
DPL Inc.	3,160	80
Aqua America, Inc.	5,012	79
Hawaiian Electric Industries Inc.	3,129	77
Piedmont Natural Gas, Inc.	2,741	73
Nicor Inc.	1,750	70
WGL Holdings Inc.	1,935	67
Cleco Corp.	2,374	60
Portland General Electric Co.	2,429	57
New Jersey Resources Corp.	1,627	55
ALLETE, Inc.	1,187	51
IDACORP, Inc.	1,693	50
Northwest Natural Gas Co.	1,059	48
Black Hills Corp.	1,475	48
Southwest Gas Corp.	1,585	46

Avista Corp.	1,908	43
South Jersey Industries, Inc.	1,126	42
UniSource Energy Corp.	1,298	40
The Laclede Group, Inc.	833	35
NorthWestern Corp.	1,346	33
	PNM Resources Inc.	2,841	33
	UIL Holdings Corp.	1,027	32
	California Water Service Group	829	30
	MGE Energy, Inc.	801	28
	American States Water Co.	718	26
	Empire District Electric Co.	1,185	24
	CH Energy Group, Inc.	592	21
	Central Vermont Public Service Corp.	475	10
			18,511
Total Common Stocks (Cost $229,277)			193,436
Temporary Cash Investment (0.1%)
[1]	Vanguard Market Liquidity Fund, 2.386% (Cost $115)	115,289	115
Total Investments (100.0%) (Cost $229,392)			193,551
Other Assets and Liabilities-Net (0.0%)			45
Net Assets (100%)			193,596

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At July 31, 2008, the cost of investment securities for tax purposes was $229,392,000. Net unrealized depreciation of investment securities for tax purposes was $35,841,000, consisting of unrealized gains of $4,091,000 on securities that had risen in value since their purchase and $39,932,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WHITEHALL FUNDS

BY:	(signature) (HEIDI STAM) F. WILLIAM MCNABB III* CHIEF EXECUTIVE OFFICER

Date:	September 9, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WHITEHALL FUNDS

BY:	(signature) (HEIDI STAM) F. WILLIAM MCNABB III* CHIEF EXECUTIVE OFFICER

Date:	September 9, 2008

VANGUARD WHITEHALL FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	September 9, 2008

* Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see File Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.